UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VIRGINIA BOND FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                             USAA VIRGINIA BOND Fund

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Merrill Lynch & Co.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by Merrill Lynch & Co.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN      Bond Anticipation Note
             COP      Certificate of Participation
             EDA      Economic Development Authority
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             MFH      Multifamily Housing
             P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
             PRE      Prerefunded to a date prior to maturity
             RB       Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL      MARKET
   AMOUNT       SECURITY                                                               RATE          MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (98.2%)

                VIRGINIA (96.2%)
                Abingdon Town IDA Hospital RB,
  $ 3,305          Series 1998                                                         5.25%        7/01/2016    $  3,420
    1,360          Series 1998                                                         5.38         7/01/2028       1,405
    2,505       Alexandria IDA Educational Facilities RB, Series 1999 (PRE)            5.88         1/01/2023       2,638
                Alexandria IDA RB,
    5,755          Series 2000A (INS)(PRE)                                             5.90        10/01/2020       6,261
   12,480          Series 2000A (INS)(PRE)                                             5.90        10/01/2030      13,577
                Amherst IDA Educational Facilities RB,
    1,000          Series 2006                                                         5.00         9/01/2026       1,054
    2,000          Series 2006                                                         4.75         9/01/2030       2,051
    5,310       Bedford County EDA Lease RB, Series 2006 (INS)                         5.25         5/01/2031       5,808
    8,065       Biotechnology Research Park Auth. RB, Series 2001                      5.00         9/01/2021       8,463
                College Building Auth. Educational Facilities RB,
    1,390          Series 2000 (Hampton Univ.)(PRE)                                    5.80         4/01/2016       1,492
    1,000          Series 2000 (Hampton Univ.)(PRE)                                    6.00         4/01/2020       1,080
    6,215          Series 2000A                                                        5.00         9/01/2019       6,460
    6,530          Series 2000A                                                        5.00         9/01/2020       6,793
    5,000          Series 2006                                                         5.00         6/01/2029       5,184
   15,000          Series 2006                                                         5.00         6/01/2036      15,506
    5,400       Commonwealth Housing Development Auth. Mortgage Bonds,
                   Series 2005E, Subseries E-1                                         4.60         4/01/2028       5,456
    4,005       Commonwealth Port Auth. RB, Series 2005B                               5.00         7/01/2030       4,257
    1,600       Commonwealth Transportation Board RB,
                   Series 1997C (Route 58 Corridor)                                    5.13         5/15/2019       1,624
    4,795       Culpeper IDA RB, Series 2005 (INS)                                     5.00         1/01/2026       5,082
    3,270       Dinwiddie County IDA, Series B (INS)                                   5.00         2/15/2034       3,416
    2,500       Fairfax County Economic Development Auth. Transportation Contract RB,
                   Series 2004 (INS)                                                   5.00         4/01/2033       2,639
    6,100       Fairfax County EDA Lease RB, Series 2006                               5.00         5/15/2025       6,541
                Fairfax County EDA RB,
   12,700          Series 2004 (INS)                                                   5.00         4/01/2029      13,431
    7,980          Series 2005                                                         5.00         1/15/2030       8,459
    6,150          Series 2005                                                         5.00         4/01/2032       6,501
   11,090          Series 2005                                                         5.00         1/15/2035      11,717
    5,750          Series A                                                            4.88        10/01/2036       5,855
    2,000       Fairfax County Redevelopment and Housing Auth. MFH RB,
                   Series 1996A                                                        6.00        12/15/2028       2,066
                Fairfax County Water Auth. RB,
    4,750          Series 1992                                                         6.00         4/01/2022       4,872
    5,235          Series 2000 (PRE)                                                   5.63         4/01/2025       5,600
    1,000          Series 2000 (PRE)                                                   5.75         4/01/2030       1,074
                Fairfax School Bonds GO,
    1,740          Series 2005                                                         4.75         1/15/2030       1,808
   11,145          Series 2005 (INS)                                                   4.75         1/15/2035      11,548
    1,255          Series 2005                                                         4.75         1/15/2036       1,300
                Farms of New Kent Community Development Auth. Special
                   Assessment Bonds,
    3,105          Series 2006B                                                        5.45         3/01/2036       3,131
    2,000          Series 2006C                                                        5.80         3/01/2036       2,014
   12,275       Fauquier County IDA Hospital RB, Series 2002 (INS)                     5.25        10/01/2025      13,124
    6,195       Frederick County IDA Lease RB, Series 2006 (INS)                       4.75         6/15/2036       6,368
    7,500       Front Royal & Warren County IDA Lease RB, Series B (INS)               5.00         4/01/2029       7,893
    8,370       Galax IDA Hospital RB, Series 1995 (INS)                               5.75         9/01/2020       8,470
    9,030       Hampton Convention Center RB, Series 2002A (INS)                       5.25         1/15/2023       9,653
    1,255       Hampton Redevelopment and Housing Auth. RB, Series 1996A               6.00         1/20/2026       1,281

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL      MARKET
   AMOUNT       SECURITY                                                               RATE          MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
  $12,185       Hanover County IDA Bon Secours Health System Hospital RB,
                   Series 1995 (INS)                                                   6.38%        8/15/2018    $ 14,311
   11,000       Harrisonburg IDA Hospital RB, Series 2006 (INS)                        4.50         8/15/2039      10,805
                Henrico County EDA Mortgage RB,
    1,450          Series 2006                                                         5.00        10/01/2027       1,495
    1,750          Series 2006                                                         5.00        10/01/2035       1,790
    9,750       Henrico County EDA RB, Bon Secours Health System, Series 2002A         5.60        11/15/2030      10,361
   10,000       Henrico County Water and Sewer System RB, Series 2006A                 5.00         5/01/2036      10,672
    2,500       Henry County IDA Hospital RB, Series 1997 (PRE)                        6.00         1/01/2027       2,525
    4,105       Housing Development Auth. Rental Housing Bonds, Series 2006C           4.50         1/01/2039       4,051
    3,500       Isle of Wight County IDA RB, Series 2000A                              5.85         1/01/2018       3,710
    1,000       King George County IDA Lease RB, Series 2004 (INS)                     5.00         3/01/2032       1,051
   15,180       Loudoun County Sanitation Auth. Water and Sewer System RB,
                   Series 2004                                                         5.00         1/01/2033      16,099
    1,545       Lynchburg GO Public Improvement BAN, Series 2000 (PRE)                 5.75         6/01/2030       1,663
    7,000       Metropolitan Washington Airports Auth. RB,
                   Series 1997A (INS)(PRE)                                             5.38        10/01/2023       7,161
    2,440       Montgomery County IDA RB, Series 2000B (INS)(PRE)                      5.50         1/15/2022       2,627
    5,245       Newport News EDA RB, Series 2006                                       5.00         7/01/2031       5,611
                Newport News GO,
    3,170          Series 2000A (PRE)                                                  5.75         5/01/2018       3,436
    6,750          Series 2000A (PRE)                                                  5.75         5/01/2020       7,317
    1,850       Norfolk Redevelopment and Housing Auth. RB, Series 1999                5.50        11/01/2019       1,969
    1,620       Prince William County COP, Series 2006A (INS)                          5.00         9/01/2024       1,739
                Prince William County IDA Educational Facilities RB,
    1,695          Series 2003                                                         5.00        10/01/2018       1,758
    3,985          Series 2003                                                         5.38        10/01/2023       4,212
    7,500          Series 2003                                                         5.50        10/01/2033       7,963
                Prince William County IDA Potomac Hospital RB,
    1,210          Series 2003                                                         5.50        10/01/2017       1,322
    1,350          Series 2003                                                         5.50        10/01/2019       1,471
                Prince William County IDA Residential Care Facility RB,
    3,370          Series 2006                                                         4.88         1/01/2020       3,391
    4,750          Series 2006                                                         5.13         1/01/2026       4,847
    4,000       Prince William County Service Auth. Water RB,
                   Series 1999 (INS)(PRE)                                              5.60         7/01/2024       4,233
                Public School Auth. Financing GO,
    4,645          Series 1999B (PRE)                                                  6.00         8/01/2019       4,968
   10,585          Series 2000A (PRE)                                                  5.50         8/01/2020      11,340
                Rappahannock Regional Jail Auth. RB,
    5,310          Series 2006 (INS)                                                   4.75        12/01/2031       5,482
    6,280          Series 2006 (INS)                                                   4.50        12/01/2036       6,275
    1,790       Resources Auth. Clean Water RB, Series 1999 (PRE)                      5.63        10/01/2022       1,915
                Resources Auth. Infrastructure RB,
    1,280          Series 2004B (Pooled Financing Program)                             5.00        11/01/2029       1,355
    1,510          Series 2005C (Pooled Financing Program)                             5.00        11/01/2030       1,610
    3,945          Series 2005C (Pooled Financing Program)                             4.75        11/01/2035       4,073
    3,700          Series 2006A (Pooled Financing Program)                             5.00        11/01/2031       3,966
    2,845          Series 2006C (Pooled Financing Program)                             4.38        11/01/2031       2,758
    2,000          Series 2006C (Pooled Financing Program)                             4.38        11/01/2036       1,946
   11,135       Resources Auth. Water and Sewer RB, Goochland, Series 2002             5.00        11/01/2035      11,786
                Richmond Convention Center Auth. RB,
    6,295          Series 2000 (PRE)                                                   6.13         6/15/2020       6,846
   14,750          Series 2000 (PRE)                                                   6.13         6/15/2025      16,042
    5,000          Series 2005 (INS)                                                   5.00         6/15/2024       5,328
    6,345       Spotsylvania County EDA RB, Series 2005 (INS)                          5.00         2/01/2031       6,714
                Stafford County and City of Stauton IDA RB,
    7,400          Series 2006A (INS)                                                  5.25         8/01/2031       8,121
   16,155          Series 2006A (INS)                                                  5.25         8/01/2036      17,676

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                            COUPON             FINAL      MARKET
   AMOUNT       SECURITY                                                               RATE          MATURITY       VALUE
-------------------------------------------------------------------------------------------------------------------------
                University of Virginia General Revenue Pledge Bond,
  $10,850          Series 2003B                                                        5.00%        6/01/2027    $ 11,443
    2,000          Series 2005                                                         5.00         6/01/2037       2,130
    1,000       Virginia Beach Development Auth. Residential and
                Health Care Facility RB,
                   Series 1997                                                         6.15         7/01/2027       1,028
                Virginia Beach Water and Sewer System RB,
   10,395          Series 2000 (PRE)                                                   5.50         8/01/2025      11,045
    5,000          Series 2005                                                         5.00        10/01/2030       5,322
                                                                                                                 --------
                                                                                                                  523,131
                                                                                                                 --------
                PUERTO RICO (2.0%)
   10,000       Public Improvement GO, Series 2006B                                    5.25         7/01/2032      10,775
                                                                                                                 --------
                Total Fixed-Rate Instruments (cost: $510,193)                                                     533,906
                                                                                                                 --------
                VARIABLE-RATE DEMAND NOTES (0.5%)

                VIRGINIA (0.5%)
    2,800       Harrisonburg Redevelopment and Housing Auth. RB,
                   Series 1985, P-FLOAT, Series MT323 (LIQ)(NBGA)(a) (cost: $2,800)    3.99         2/01/2026       2,800
                                                                                                                 --------

                TOTAL INVESTMENTS (COST: $512,993)                                                               $536,706
                                                                                                                 ========

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           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $24,020,000 and $307,000, respectively, resulting in net unrealized appreciation of $23,713,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $543,634,000 at December 31, 2006, and, in total, may not equal 100%.

6

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           to Portfolio of INVESTMENTS
           (continued)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                   USAA         ----------------------------------
                                    INSURANCE o MEMBER SERVICES

48464-0207                                   (C)2007, USAA. All rights reserved.





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.